Goodwill (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of goodwill [text block] [Abstract]
Description of goodwill	The key assumptions used in the calculation of the recoverable amount relate to five-year future cash flows, weighted average cost of capital, and five years’ average annual growth rate. These key assumptions were based on historical data from internal sources as well as industry and market trends. The discount rate used was 14.5% representing the weighted average cost of capital determined based on mid-year discounting.
Percentage of gross revenue	37.00%